                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999
                                              ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 ---------------------

This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Roberts, Glore & Co.
     ------------------------------------
Address:    150 S. Wacker Drive
        ---------------------------------
            Suite 250
        ---------------------------------
            Chicago, IL 60606
        ---------------------------------

 Form 13F File Number: 28-5698
                      -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stephen P. Carr
      ----------------------------------
Title:
      ----------------------------------
Phone:    312-977-1630
      ----------------------------------

Signature, Place, and Date of Signing:

/s/ STEPHEN P. CARR        Chicago, IL
------------------------   ------------------------------    -----------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-                        None
             -------------------     ------------------------------
          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                             ----------------

Form 13F Information Table Entry Total:           132
                                             ----------------

Form 13F Information Table Value Total:      $181,595
                                             ----------------
                                             (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

                     28-                          None
          -----         -------------           ------------------------------
          [Repeat as necessary.]

                                    FORM 13F

                                                                  (SEC USE ONLY)

Page 1 of 14       NAME OF REPORTING MANAGER          ROBERTS, GLORE & CO., INC.
                                                      --------------------------

                                                                                                 Item 6:
                                                                                          Investment Discretion
                                                                     Item 5:   ------------------------------------
                             Item 2:     Item 3:       Item 4:      Shares or             (b) Shared-                  Item 7:
   Item 1:                  Title of      CUSIP      Fair Market    Principal             As Defined    (c) Shared-   Managers
Name of Issuer               Class       Number        Value          Amount   (a) Sole   in Instr. V      Other      See Instr. V
------------------------------------------------------------------------------------------------------------------------------------
A F L A C                      cs       001055102      2,369,000      50,200       X
A T & T                        cs       001957109        499,000       9,812       X
Abbott Labs                    cs       002824100      7,071,000     194,716       X
Aegon N.V.                     cs       007924103        274,000       2,872       X
Alliance Capital Mgmt LP       cs       018548107      1,542,000      51,495       X
American Home Products         cs       026609107        592,000      15,090       X
American Int'l Group           cs       026874107      7,203,000      66,619       X
America Online                 cs       02364J104        504,000       6,640       X
Amgen                          cs       031162100      5,584,000      92,975       X
Applied Power Cl. A            cs       038225108        722,000      19,650       X
COLUMN TOTALS                                         26,360,000


                                                    Item 8:
                                                Voting Authority
                                                    (Shares)
   Item 1:                        ----------------------------------------------
Name of Issuer                     (a) Sole    (b) Shared    (c) None
--------------------------------------------------------------------------------
A F L A C                             500                      49,700
A T & T                                                         9,812
Abbott Labs                         2,500                     192,216
Aegon N.V.                                                      2,872
Alliance Capital Mgmt LP                                       51,495
American Home Products                                         15,090
American Int'l Group                                           66,619
America Online                                                  6,640
Amgen                                500                       92,475
Applied Power Cl. A                  200                       19,450
COLUMN TOTALS

                                    FORM 13F

                                                                  (SEC USE ONLY)

Page 2 of 14       NAME OF REPORTING MANAGER          ROBERTS, GLORE & CO., INC.
                                                      --------------------------

                                                                                              Item 6:
                                                                                       Investment Discretion
                                                                     Item 5:   ------------------------------------
                             Item 2:    Item 3:       Item 4:      Shares or             (b) Shared-                  Item 7:
   Item 1:                  Title of     CUSIP      Fair Market    Principal             As Defined    (c) Shared-   Managers
Name of Issuer               Class      Number        Value          Amount   (a) Sole   in Instr. V      Other      See Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland        cs       039483102         256,000     21,108        X
Bank of America Corp.         cs       060505104       1,255,000     24,997        X
Bank of New York, Inc.        cs       064057102         832,000     20,800        X
Bell Atlantic Corp.           cs       077853109         748,000     12,144        X
BellSouth Corp.               cs       079860102         591,000     12,616        X
Berkshire Hathaway            cs       084670108       2,468,000         44        X
Berkshire Hathaway            cs       084670207       2,741,000      1,498        X
Biomet                        cs       090613100         818,000     20,450        X
Black Box Corp.               cs       091826107         218,000      3,250        X
Bristol Myers Squibb          cs       110122108       1,585,000     24,700        X
COLUMN TOTALS                                         11,512,000


                                                    Item 8:
                                                Voting Authority
                                                    (Shares)
   Item 1:                        ----------------------------------------------
Name of Issuer                     (a) Sole    (b) Shared    (c) None
--------------------------------------------------------------------------------
Archer Daniels Midland                                          21,108
Bank of America Corp.                                           24,997
Bank of New York, Inc.                                          20,800
Bell Atlantic Corp.                                             12,144
BellSouth Corp.                                                 12,616
Berkshire Hathaway                                                  44
Berkshire Hathaway                     30                        1,468
Biomet                                350                       20,100
Black Box Corp.                                                  3,250
Bristol Myers Squibb                                            24,700
COLUMN TOTALS

                                    FORM 13F

                                                                  (SEC USE ONLY)

Page 3 of 14       NAME OF REPORTING MANAGER          ROBERTS, GLORE & CO., INC.
                                                      --------------------------

                                                                                              Item 6:
                                                                                       Investment Discretion
                                                                     Item 5:   ------------------------------------
                             Item 2:    Item 3:       Item 4:      Shares or             (b) Shared-                  Item 7:
   Item 1:                  Title of     CUSIP      Fair Market    Principal             As Defined    (c) Shared-   Managers
Name of Issuer               Class      Number        Value          Amount   (a) Sole   in Instr. V      Other      See Instr. V
------------------------------------------------------------------------------------------------------------------------------------
CBS Corp.                     cs       12490K107        224,000      3,503        X
CMGI Inc.                     cs       125750109      2,162,000      7,810        X
Cardinal Health               cs       14149Y108        541,000     11,302        X
Centerpoint Properties        cs       151895109        200,000      5,500        X
Charter One Financial         cs       160903100        533,000     27,882        X
Chevron                       cs       166751107        520,000      6,000        X
Choicepoint Inc.              cs       170388102      1,028,000     24,836        X
Cisco Systems                 cs       17275R102      3,276,000     30,578        X
Citigroup                     cs       172967101      2,083,000     37,400        X
Coca-Cola                     cs       191216100      1,377,000     23,645        X
COLUMN TOTALS                                        11,944,000


                                                    Item 8:
                                                Voting Authority
                                                    (Shares)
   Item 1:                        ----------------------------------------------
Name of Issuer                     (a) Sole    (b) Shared    (c) None
--------------------------------------------------------------------------------
CBS Corp.                                                        3,503
CMGI Inc.                              50                        7,760
Cardinal Health                       350                       10,952
Centerpoint Properties                                           5,500
Charter One Financial                 237                       27,645
Chevron                                                          6,000
Choicepoint Inc.                                                24,836
Cisco Systems                                                   30,578
Citigroup                                                       37,400
Coca-Cola                                                       23,645
COLUMN TOTALS

                                    FORM 13F

                                                                  (SEC USE ONLY)

Page 4 of 14       NAME OF REPORTING MANAGER          ROBERTS, GLORE & CO., INC.
                                                      --------------------------

                                                                                                 Item 6:
                                                                                          Investment Discretion
                                                                     Item 5:   ------------------------------------
                             Item 2:     Item 3:       Item 4:      Shares or             (b) Shared-                  Item 7:
   Item 1:                  Title of      CUSIP      Fair Market    Principal             As Defined    (c) Shared-   Managers
Name of Issuer               Class       Number        Value          Amount   (a) Sole   in Instr. V      Other      See Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Inc.        cs       194162103         738,000     11,350        X
Compaq Computer Co.           cs       204493100       1,130,000     41,739        X
Conexant Systems Inc.         cs       207142100         266,000      4,000        X
Dallas Semiconductor          cs       235204104         222,000      3,450        X
Donaldson, Lufkin, Jenre      cs       257661108         351,000      7,250        X
Eaton corp.                   cs       278058102         327,000      4,500        X
Eaton Vance Corp.             cs       278265103         251,000      6,600        X
EMC Corp.                     cs       268648102       1,385,000     12,675        X
Equifax                       cs       294429105       1,135,000     48,161        X
Equitable Resources           cs       294549100         338,000     10,125        X
COLUMN TOTALS                                          6,143,000


                                                    Item 8:
                                                Voting Authority
                                                    (Shares)
   Item 1:                        ----------------------------------------------
Name of Issuer                     (a) Sole    (b) Shared    (c) None
--------------------------------------------------------------------------------
Colgate-Palmolive Inc.                                            11,350
Compaq Computer Co.                                               41,739
Conexant Systems Inc.                                              4,000
Dallas Semiconductor                                               3,450
Donaldson, Lufkin, Jenre                                           7,250
Eaton corp.                                                        4,500
Eaton Vance Corp.                                                  6,600
EMC Corp.                                                         12,675
Equifax                                                           48,161
Equitable Resources                                               10,125
COLUMN TOTALS

                                    FORM 13F

                                                                  (SEC USE ONLY)

Page 5 of 14       NAME OF REPORTING MANAGER          ROBERTS, GLORE & CO., INC.
                                                      --------------------------

                                                                                                 Item 6:
                                                                                          Investment Discretion
                                                                     Item 5:   ------------------------------------
                             Item 2:     Item 3:       Item 4:      Shares or             (b) Shared-                  Item 7:
   Item 1:                  Title of      CUSIP      Fair Market    Principal             As Defined    (c) Shared-   Managers
Name of Issuer               Class       Number        Value          Amount   (a) Sole   in Instr. V      Other      See Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Ericcson ADR                  cs       294821400         402,000      6,116        X
Expeditors International      cs       302130109       1,871,000     42,700        X
Exxon Mobil Corp.             cs       30231G102       2,733,000     33,918        X
Fannie Mae                    cs       313586109       1,563,000     25,030        X
Federal Home Loan Mtg.        cs       313400301         617,000     13,100        X
Fifth Third Bancorp           cs       316773100         290,000      3,955        X
First Data Corp.              cs       319963104         378,000      7,675        X
First Tennessee Nat'l         cs       337162101         221,000      7,750        X
Firstar Corp.                 cs       33763v109         935,000     44,275        X
Florida Progress Corp.        cs       341109106         381,000      9,000        X
COLUMN TOTALS                                          9,391,000


                                                    Item 8:
                                                Voting Authority
                                                    (Shares)
   Item 1:                        ----------------------------------------------
Name of Issuer                     (a) Sole    (b) Shared    (c) None
--------------------------------------------------------------------------------
Ericcson ADR                                                    6,116
Expeditors International            2,000                      40,700
Exxon Mobil Corp.                                              33,918
Fannie Mae                          1,400                      23,630
Federal Home Loan Mtg.                                         13,100
Fifth Third Bancorp                                             3,955
First Data Corp.                                                7,675
First Tennessee Nat'l                                           7,750
Firstar Corp.                        300                       43,975
Florida Progress Corp.                                          9,000
COLUMN TOTALS

                                    FORM 13F

                                                                  (SEC USE ONLY)

Page 6 of 14       NAME OF REPORTING MANAGER          ROBERTS, GLORE & CO., INC.
                                                      --------------------------

                                                                                                 Item 6:
                                                                                          Investment Discretion
                                                                     Item 5:   ------------------------------------
                             Item 2:     Item 3:       Item 4:      Shares or             (b) Shared-                  Item 7:
   Item 1:                  Title of      CUSIP      Fair Market    Principal             As Defined    (c) Shared-   Managers
Name of Issuer               Class       Number        Value          Amount   (a) Sole   in Instr. V      Other      See Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Franklin Resources            cs       354613101         844,000     26,324        X
GTE Corp.                     cs       362320103         587,000      8,320        X
General Electric              cs       369604103       6,050,000     39,098        X
Gillette Corp.                cs       375766102         652,000     15,830        X
Global Grossing Ltd.          cs       G3921A100         222,000      4,432        X
Globalstar Telecom Ltd.       cs       G3930H104         299,000      6,800        X
Harsco Corp.                  cs       415864107         533,000     16,776        X
Harte-Hanks, Inc              cs       416196103         340,000     15,650        X
Hewlett-Packard Corp.         cs       428236103       3,330,000     29,295        X
Honeywell Int'l Inc.          cs       483516106         842,000     14,600        X
COLUMN TOTALS                                         13,699,000


                                                    Item 8:
                                                Voting Authority
                                                    (Shares)
   Item 1:                        ----------------------------------------------
Name of Issuer                     (a) Sole    (b) Shared    (c) None
--------------------------------------------------------------------------------
Franklin Resources                    274                       26,050
GTE Corp.                             100                        8,220
General Electric                                                39,098
Gillette Corp.                       2,500                      13,330
Global Grossing Ltd.                                             4,432
Globalstar Telecom Ltd.                                          6,800
Harsco Corp.                                                    16,776
Harte-Hanks, Inc                                                15,650
Hewlett-Packard Corp.                 150                       29,145
Honeywell Int'l Inc.                                            14,600
COLUMN TOTALS

                                    FORM 13F

                                                                  (SEC USE ONLY)

Page 7 of 14       NAME OF REPORTING MANAGER          ROBERTS, GLORE & CO., INC.
                                                      --------------------------

                                                                                                 Item 6:
                                                                                          Investment Discretion
                                                                     Item 5:   ------------------------------------
                             Item 2:     Item 3:       Item 4:      Shares or             (b) Shared-                  Item 7:
   Item 1:                  Title of      CUSIP      Fair Market    Principal             As Defined    (c) Shared-   Managers
Name of Issuer               Class       Number        Value          Amount   (a) Sole   in Instr. V      Other      See Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works           cs       452308109       4,248,000     62,881        X
Intel Corp.                   cs       458140100       6,445,000     78,304        X
Investment Tech. Group        cs       46145F105         406,000     14,111        X
Jack Henry & Assoc.           cs       957541105         271,000      5,050        X
Johnson & Johnson             cs       478160104       6,056,000     64,945        X
Laclede Gas Co.               cs       505588103         346,000     16,000        X
Landauer, Inc.                cs       51476k103         308,000     14,100        X
Leggett & Platt, Inc.         cs       524660107         407,000     19,000        X
LG&E Energy Corp.             cs       501917108         233,000     13,360        X
Loral Space and Comm.         cs       G56462107         602,000     24,764        X
COLUMN TOTALS                                         19,322,000


                                                    Item 8:
                                                Voting Authority
                                                    (Shares)
   Item 1:                        ----------------------------------------------
Name of Issuer                     (a) Sole    (b) Shared    (c) None
--------------------------------------------------------------------------------
Illinois Tool Works                 521                       62,360
Intel Corp.                        3,500                      74,804
Investment Tech. Group                                        14,111
Jack Henry & Assoc.                                            5,050
Johnson & Johnson                   500                       64,445
Laclede Gas Co.                                               16,000
Landauer, Inc.                      200                       13,900
Leggett & Platt, Inc.               300                       18,700
LG&E Energy Corp.                                             13,360
Loral Space and Comm.               350                       24,414
COLUMN TOTALS

                                    FORM 13F

                                                                  (SEC USE ONLY)

Page 8 of 14       NAME OF REPORTING MANAGER          ROBERTS, GLORE & CO., INC.
                                                      --------------------------

                                                                                                 Item 6:
                                                                                          Investment Discretion
                                                                     Item 5:   ------------------------------------
                             Item 2:     Item 3:       Item 4:      Shares or             (b) Shared-                  Item 7:
   Item 1:                  Title of      CUSIP      Fair Market    Principal             As Defined    (c) Shared-   Managers
Name of Issuer               Class       Number        Value          Amount   (a) Sole   in Instr. V      Other      See Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies           cs       549463107         559,000      7,458        X
M & T Bank Corp.              cs       55261F104       6,367,000     15,369        X
M B N A Corp.                 cs       55262L100       3,767,000    138,223        X
Markel Corp.                  cs       570535104         425,000      2,743        X
Marsh & McLennan Cos.         cs       571748102         230,000      2,407        X
May Dept. Stores              cs       577778103         290,000      9,000        X
Maytag Corp.                  cs       578592107         208,000      4,335        X
McDonalds                     cs       580135101         226,000      5,600        X
MCI Worldcom Inc.             cs       55268B106         334,000      6,285        X
MDU Resources Group           cs       552690109         270,000     13,500        X
COLUMN TOTALS                                         12,676,000


                                                    Item 8:
                                                Voting Authority
                                                    (Shares)
   Item 1:                        ----------------------------------------------
Name of Issuer                     (a) Sole    (b) Shared    (c) None
--------------------------------------------------------------------------------
Lucent Technologies                                             7,458
M & T Bank Corp.                     300                       15,069
M B N A Corp.                                                 138,223
Markel Corp.                                                    2,743
Marsh & McLennan Cos.                                           2,407
May Dept. Stores                                                9,000
Maytag Corp.                                                    4,335
McDonalds                                                       5,600
MCI Worldcom Inc.                                               6,285
MDU Resources Group                                            13,500
COLUMN TOTALS

                                    FORM 13F

                                                                  (SEC USE ONLY)

Page 9 of 14       NAME OF REPORTING MANAGER          ROBERTS, GLORE & CO., INC.
                                                      --------------------------

                                                                                                 Item 6:
                                                                                          Investment Discretion
                                                                     Item 5:   ------------------------------------
                             Item 2:     Item 3:       Item 4:      Shares or             (b) Shared-                  Item 7:
   Item 1:                  Title of      CUSIP      Fair Market    Principal             As Defined    (c) Shared-   Managers
Name of Issuer               Class       Number        Value          Amount   (a) Sole   in Instr. V      Other      See Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Medtronic                     cs       585055106       1,261,000     34,595        X
Mellon Bank Corp.             cs       585509102         300,000      8,800        X
Merck & Co.                   cs       589331107       3,464,000     51,556        X
Micros Systems, Inc.          cs       594901100       1,450,000     19,600        X
Microsoft Corp.               cs       594918104      15,035,000    128,780        X
MidCity Financial Corp.       cs       59563R105         305,000         50        X
Mississippi Val. Banc.        cs       605720101       1,056,000     39,100        X
J.P. Morgan & Co.             cs       616880100         304,000      2,400        X
Mutual Risk Mgmt. Ltd.        cs       628351108       1,037,000     61,700        X
National Fuel Gas Co.         cs       636180101         512,000     11,000        X
COLUMN TOTALS                                         24,724,000


                                                    Item 8:
                                                Voting Authority
                                                    (Shares)
   Item 1:                        ----------------------------------------------
Name of Issuer                     (a) Sole    (b) Shared    (c) None
--------------------------------------------------------------------------------
Medtronic                                                        34,595
Mellon Bank Corp.                                                 8,800
Merck & Co.                            200                       51,356
Micros Systems, Inc.                   200                       19,400
Microsoft Corp.                                                 128,780
MidCity Financial Corp.                                              50
Mississippi Val. Banc.                 300                       38,800
J.P. Morgan & Co.                                                 2,400
Mutual Risk Mgmt. Ltd.                                           61,700
National Fuel Gas Co.                                            11,000
COLUMN TOTALS

                                    FORM 13F

                                                                  (SEC USE ONLY)

Page 10 of 14      NAME OF REPORTING MANAGER          ROBERTS, GLORE & CO., INC.
                                                      --------------------------

                                                                                                 Item 6:
                                                                                          Investment Discretion
                                                                     Item 5:   ------------------------------------
                             Item 2:     Item 3:       Item 4:      Shares or             (b) Shared-                  Item 7:
   Item 1:                  Title of      CUSIP      Fair Market    Principal             As Defined    (c) Shared-   Managers
Name of Issuer               Class       Number        Value          Amount   (a) Sole   in Instr. V      Other      See Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Newell Rubbermaid Inc         cs       651229106       1,492,000     51,444        X
Northern States Fin'l Corp.   cs       665751103         444,000     19,750        X
Northern Trust Corp.          cs       665859104       3,727,000     70,319        X
Oracle Corp.                  cs       68389X105       1,142,000     10,187        X
Paychex                       cs       704326107         543,000     13,581        X
Pepsico Inc.                  cs       713448108         551,000     15,630        X
Pfizer Inc.                   cs       717081103         947,000     29,202        X
Phillips Petroleum            cs       718507106         287,000      6,100        X
Piedmont Natural Gas          cs       720186105         482,000     16,000        X
PIMCO Advisors Hldg.          cs       69338P102         214,000      5,685        X
COLUMN TOTALS                                          9,829,000


                                                    Item 8:
                                                Voting Authority
                                                    (Shares)
   Item 1:                        ----------------------------------------------
Name of Issuer                     (a) Sole    (b) Shared    (c) None
--------------------------------------------------------------------------------
Newell Rubbermaid Inc                                            51,444
Northern States Fin'l Corp.                                      19,750
Northern Trust Corp.                                             70,319
Oracle Corp.                                                     10,187
Paychex                                                          13,581
Pepsico Inc.                          1,200                      14,430
Pfizer Inc.                                                      29,202
Phillips Petroleum                                                6,100
Piedmont Natural Gas                                             16,000
PIMCO Advisors Hldg.                                              5,685
COLUMN TOTALS

                                    FORM 13F

                                                                  (SEC USE ONLY)

Page 11 of 14      NAME OF REPORTING MANAGER          ROBERTS, GLORE & CO., INC.
                                                      --------------------------

                                                                                                 Item 6:
                                                                                          Investment Discretion
                                                                     Item 5:   ------------------------------------
                             Item 2:     Item 3:       Item 4:      Shares or             (b) Shared-                  Item 7:
   Item 1:                  Title of      CUSIP      Fair Market    Principal             As Defined    (c) Shared-   Managers
Name of Issuer               Class       Number        Value          Amount   (a) Sole   in Instr. V      Other      See Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Price, T. Rowe Assoc Inc.     cs       741477103         901,000     24,400        X
Private Bancorp Inc.          cs       742962103         311,000     23,225        X
Proctor & Gamble              cs       742718109         228,000      2,085        X
Raymond James Finl.           cs       754730109         196,000     10,550        X
Safeway Stores                cs       786514208       1,771,000     49,525        X
SBC Communications            cs       78387G103       1,856,000     38,071        X
Scana Corp.                   cs       805898103         323,000     12,000        X
Schering Plough               cs       806605101       3,618,000     85,388        X
Solectron Corp.               cs       834182107         356,000      3,740        X
SouthTrust Corp.              cs       844730101       1,528,000     40,398        X
COLUMN TOTALS                                         11,088,000


                                                    Item 8:
                                                Voting Authority
                                                    (Shares)
   Item 1:                        ----------------------------------------------
Name of Issuer                     (a) Sole    (b) Shared    (c) None
--------------------------------------------------------------------------------
Price, T. Rowe Assoc Inc.                                       24,400
Private Bancorp Inc.                  150                       23,075
Proctor & Gamble                      600                        1,485
Raymond James Finl.                                             10,550
Safeway Stores                       1,200                      48,325
SBC Communications                                              38,071
Scana Corp.                                                     12,000
Schering Plough                       350                       85,038
Solectron Corp.                                                  3,740
SouthTrust Corp.                      225                       40,173
COLUMN TOTALS

                                    FORM 13F

                                                                  (SEC USE ONLY)

Page 12 of 14      NAME OF REPORTING MANAGER          ROBERTS, GLORE & CO., INC.
                                                      --------------------------

                                                                                                 Item 6:
                                                                                          Investment Discretion
                                                                     Item 5:   ------------------------------------
                             Item 2:     Item 3:       Item 4:      Shares or             (b) Shared-                  Item 7:
   Item 1:                  Title of      CUSIP      Fair Market    Principal             As Defined    (c) Shared-   Managers
Name of Issuer               Class       Number        Value          Amount   (a) Sole   in Instr. V      Other      See Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                  cs       852061100         606,000      9,000        X
Sprint PCS Group              cs       852061506         241,000      2,350        X
S P S Technologies            cs       784626103         259,000      8,100        X
State Street Corp.            cs       857477103       4,947,000     67,702        X
Stryker Corp.                 cs       863667101       2,564,000     36,830        X
Sun Microsystems              cs       866810104       1,344,000     17,350        X
T E C O Energy                cs       872375100         223,000     12,000        X
Texaco Inc.                   cs       881694103         226,000      4,170        X
Tootsie Roll                  cs       890516107       1,291,000     39,200        X
Tribune Co.                   cs       896047107         496,000      9,000        X
COLUMN TOTALS                                         12,197,000


                                                    Item 8:
                                                Voting Authority
                                                    (Shares)
   Item 1:                        ----------------------------------------------
Name of Issuer                     (a) Sole    (b) Shared    (c) None
--------------------------------------------------------------------------------
Sprint Corp.                                                     9,000
Sprint PCS Group                                                 2,350
S P S Technologies                                               8,100
State Street Corp.                   1,000                      66,702
Stryker Corp.                         100                       36,730
Sun Microsystems                                                17,350
T E C O Energy                                                  12,000
Texaco Inc.                                                      4,170
Tootsie Roll                          449                       38,751
Tribune Co.                                                      9,000
COLUMN TOTALS

                                    FORM 13F

                                                                  (SEC USE ONLY)

Page 13 of 14      NAME OF REPORTING MANAGER          ROBERTS, GLORE & CO., INC.
                                                      --------------------------

                                                                                                 Item 6:
                                                                                          Investment Discretion
                                                                     Item 5:   ------------------------------------
                             Item 2:     Item 3:       Item 4:      Shares or             (b) Shared-                  Item 7:
   Item 1:                  Title of      CUSIP      Fair Market    Principal             As Defined    (c) Shared-   Managers
Name of Issuer               Class       Number        Value          Amount   (a) Sole   in Instr. V      Other      See Instr. V
------------------------------------------------------------------------------------------------------------------------------------
TrustCo Bank                  cs       898349105         437,000     32,954        X
U.S. West Inc.                cs       91273H101         377,000      5,235        X
Union Pacific Corp.           cs       907818108         222,000      5,080        X
United Technologies           cs       913017109         306,000      4,712        X
United Water Resources        cs       913190104         673,000     19,687        X
Valspar Corp.                 cs       920355104       3,756,000     89,700        X
Vodafone Airtouch             cs       92857T107         322,000      6,500        X
Wal-Mart                      cs       931142103         306,000      4,420        X
Walgreen Inc.                 cs       931422109       3,205,000    109,570        X
Watson Pharm.                 cs       942683103       2,089,000     58,325        X
COLUMN TOTALS                                         11,693,000


                                                    Item 8:
                                                Voting Authority
                                                    (Shares)
   Item 1:                        ----------------------------------------------
Name of Issuer                     (a) Sole    (b) Shared    (c) None
--------------------------------------------------------------------------------
TrustCo Bank                         500                       32,454
U.S. West Inc.                                                  5,235
Union Pacific Corp.                                             5,080
United Technologies                                             4,712
United Water Resources                                         19,687
Valspar Corp.                        350                       89,350
Vodafone Airtouch                                               6,500
Wal-Mart                                                        4,420
Walgreen Inc.                                                 109,570
Watson Pharm.                        350                       57,975
COLUMN TOTALS

                                    FORM 13F

                                                                  (SEC USE ONLY)

Page 14 of 14      NAME OF REPORTING MANAGER          ROBERTS, GLORE & CO., INC.
                                                      --------------------------

                                                                                                 Item 6:
                                                                                          Investment Discretion
                                                                     Item 5:   ------------------------------------
                             Item 2:     Item 3:       Item 4:      Shares or             (b) Shared-                  Item 7:
   Item 1:                  Title of      CUSIP      Fair Market    Principal             As Defined    (c) Shared-   Managers
Name of Issuer               Class       Number        Value          Amount   (a) Sole   in Instr. V      Other      See Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.             cs       949746101         674,000     16,660        X
Williams Cos. Inc.            cs       969457100         343,000     11,218        X
COLUMN TOTALS                                          1,017,000


                                                    Item 8:
                                                Voting Authority
                                                    (Shares)
   Item 1:                        ----------------------------------------------
Name of Issuer                     (a) Sole    (b) Shared    (c) None
--------------------------------------------------------------------------------
Wells Fargo & Co.                                                16,660
Williams Cos. Inc.                                               11,218
COLUMN TOTALS